Exhibit 99.2

Seller	Loan ID	Seller Loan ID	ALT ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXXXX	XXXXXXXXX	3158621309	Closed	2026-02-05 12:18	2026-02-10 13:44	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001258)	Resolved-. - Due Diligence Vendor-02/10/2026
Resolved-lender provided COC to show the change in recording fees. Finding resolved.  - Due Diligence Vendor-02/09/2026
Resolved- - Due Diligence Vendor-02/09/2026
Resolved- - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Do Not Concur. Please see CIC and system snip of explanation and when XXXXX was made aware of a POA that needed to be recorded which increased 10% tolerance fees, this was disclosed on CD v5 at closing. A post closing closing disclosure was sent to the customer with a cure of $XX.XX for the overage.  $XXX for recording fees had been disclosed on LE v8 which disclosed timely on XX/XX/XXXX setting the baseline higher. - Buyer-02/09/2026
Open-The total amount of the 10% category fees on the last Closing Disclosure ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust, Document Preparation Fee, Unknown Fees - Non-Finance Charge). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The Loan Estimate, dated XX/XX/XXXX, reflects the baseline 10% fees at 110% as $X,XXX.XX. The 10% fees reflected on the (Final / Post-Closing) CD dated XX/XX/XXXX total $X,XXX.XX. Choose one: The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/06/2026
												Open- - Due Diligence Vendor-02/05/2026		Resolved-. - Due Diligence Vendor-02/10/2026 Resolved-lender provided COC to show the change in recording fees. Finding resolved. - Due Diligence Vendor-02/09/2026 Resolved- - Due Diligence Vendor-02/09/2026	XXXXXXXXXX 10 percent recording fee increase.pdf			WA	Investment	Refinance	Cash Out - Other	7472766	N/A	N/A
XXXXXXX	XXXXXXXXX	3158621309	Closed	2026-02-05 12:18	2026-02-10 13:43	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001257)	Resolved-. - Due Diligence Vendor-02/10/2026
Resolved- - Due Diligence Vendor-02/09/2026
Resolved- - Due Diligence Vendor-02/09/2026
Ready for Review-Document Uploaded. Do Not Concur. Please see CIC and system snip of explanation and when XXXXX was made aware of a POA that needed to be recorded which increased 10% tolerance fees, this was disclosed on CD v5 at closing. A post closing closing disclosure was sent to the customer with a cure of $XX.XX for the overage.  $XXX for recording fees had been disclosed on LE v8 which disclosed timely on XX/XX/XXXX setting the baseline higher. - Buyer-02/09/2026
Open-The total amount of the 10% category fees ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust, Document Preparation Fee, Unknown Fees - Non-Finance Charge). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The Loan Estimate, dated XX/XX/XXXX, reflects the baseline 10% fees at 110% as $X,XXX.XX. The 10% fees reflected on the (Final / Post-Closing) CD dated XX/XX/XXXX total $X,XXX.XX. Choose one: The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-02/05/2026
Open- - Due Diligence Vendor-02/06/2026
												Open- - Due Diligence Vendor-02/05/2026		Resolved-. - Due Diligence Vendor-02/10/2026 Resolved- - Due Diligence Vendor-02/09/2026	XXXXXXXXXX 10 percent recording fee increase.pdf			WA	Investment	Refinance	Cash Out - Other	7472767	N/A	N/A
XXXXXXX	XXXXXXXXX		3158621320	Closed	2026-02-04 07:29	2026-02-10 13:53	Resolved	1 - Information	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-. - Due Diligence Vendor-02/10/2026 Resolved-Inspection report with photo provided, finding resolved. - Due Diligence Vendor-02/09/2026 Resolved-Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable - Due Diligence Vendor-02/09/2026 Ready for Review-Document Uploaded. - Buyer-02/09/2026 Open-Primary Value Subject Property Appraisal is not on an As-Is Basis Appraisal was completed subject to a foundation inspection and repair of garage doors and peeling paint. Completion Certificate was not found in the loan file. - Due Diligence Vendor-02/04/2026		Resolved-. - Due Diligence Vendor-02/10/2026 Resolved-Inspection report with photo provided, finding resolved. - Due Diligence Vendor-02/09/2026 Resolved-Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable - Due Diligence Vendor-02/09/2026	inspection receipt loan XXXXXXXXXX.pdf Photo.pdf Inspection.pdf			OH	Investment	Purchase	NA	7435481	N/A	N/A
XXXXXXX	XXXXXXXXX		3158621326	Closed	2026-02-10 07:35	2026-02-11 11:10	Acknowledged	2 - Non-Material	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/11/2026 Unable to Resolve-Unable to Resolve-Acknowledge - Buyer-02/11/2026 Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/10/2026		Acknowledged-This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/11/2026				IN	Investment	Purchase	NA	7533593	Investor Post-Close	No
XXXXXXX	XXXXXXXXX	3158621331	Closed	2026-02-06 14:01	2026-02-11 07:23	Acknowledged	2 - Non-Material	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged- - Due Diligence Vendor-02/11/2026

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/10/2026

Resolved-Finding Cleared. - Due Diligence Vendor-02/10/2026

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/10/2026

Resolved-B Grade Acknowledged.   - Due Diligence Vendor-02/08/2026

Unable to Resolve-Unable to Resolve-Acknowledge - Buyer-02/08/2026

												Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/06/2026		Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/10/2026 Resolved-Finding Cleared. - Due Diligence Vendor-02/10/2026 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-02/10/2026 Resolved-B Grade Acknowledged. - Due Diligence Vendor-02/08/2026				NJ	Investment	Purchase	NA	7497243	Investor Post-Close	No
XXXXXXX	XXXXXXXXX		3158621393	Closed	2026-02-05 05:57	2026-02-11 09:40	Resolved	1 - Information	Compliance	Disclosure	ECOA: Appraisal Disclosure Not Provided Timely	Resolved-. - Due Diligence Vendor-02/11/2026 Resolved-Corrected Initial Application date - XX/XX/XXXX - Due Diligence Vendor-02/11/2026 Ready for Review-Document Uploaded. Do not Concur. Loan flipped from HBA ”Credit Only” to Purchase with property XX/XX/XXXX - Buyer-02/10/2026 Open-ECOA Non-Compliant: Appraisal Disclosure Not Provided Timely. ECOA: Appraisal Disclosure Date XX/XX/XXXX is not within three business days of Application Date XX/XX/XXXX. - Due Diligence Vendor-02/05/2026		Resolved-. - Due Diligence Vendor-02/11/2026 Resolved-Corrected Initial Application date - XX/XX/XXXX - Due Diligence Vendor-02/11/2026	XXXXXXXXXX timing.pdf			WI	Second Home	Purchase	NA	7456500	N/A	N/A
XXXXXXX	XXXXXXXXX	3158621393	Closed	2026-02-05 05:25	2026-02-11 09:34	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-. - Due Diligence Vendor-02/11/2026
Resolved-. - Due Diligence Vendor-02/11/2026
Resolved-Corrected Loan Application date - XX/XX/XXXX - Due Diligence Vendor-02/11/2026
Ready for Review-Document Uploaded. Do not Concur. Loan flipped from HBA ”Credit Only” to Purchase with property XX/XX/XXXX - Buyer-02/10/2026
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   - Due Diligence Vendor-02/05/2026
												Open- - Due Diligence Vendor-02/05/2026		Resolved-. - Due Diligence Vendor-02/11/2026 Resolved-. - Due Diligence Vendor-02/11/2026 Resolved-Corrected Loan Application date - XX/XX/XXXX - Due Diligence Vendor-02/11/2026	XXXXXXXXXX timing.pdf			WI	Second Home	Purchase	NA	7456171	N/A	N/A
XXXXXXX	XXXXXXXXX		3158621393	Closed	2026-02-09 09:56	2026-02-11 09:28	Acknowledged	2 - Non-Material	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-B grade acknowledged. - Due Diligence Vendor-02/11/2026 Unable to Resolve-Unable to Resolve-Acknowledge - Seller-02/11/2026 Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/09/2026	Unable to Resolve-Unable to Resolve-Acknowledge - Seller-02/11/2026	Acknowledged-B grade acknowledged. - Due Diligence Vendor-02/11/2026				WI	Second Home	Purchase	NA	7516542	Originator Post-Close	No